UNAUDITED CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Dec. 31, 2020 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (523,083)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Gain (Loss) on Investments	(52,952)
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	11,717
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	(303,759)
Accrued expenses	318,507
Net cash used in operating activities	(549,570)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account	(149,500,000)
Net cash used in investing activities	(149,500,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from note payable to related party	136,590
Repayment of note payable to related party	(200,000)
Proceeds from Issuance Initial Public Offering	149,500,000
Proceeds from Issuance of Private Placement	4,990,000
Offering costs paid	(3,375,988)
Net cash provided by financing activities	151,050,602
Net change in cash	1,001,032
Cash - beginning of the period	0
Cash - end of the period	1,001,032
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accrued expenses	70,000
Offering costs included in note payable	51,693
Deferred underwriting commissions	5,232,500
Initial value of Class A common stock subject to possible redemption	140,714,240
Change in value of Class A common stock subject to possible redemption	$ (477,510)